Property and Equipment, Net (Details) - CNY (¥)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 2,058	¥ 3,273
Leasehold improvements	3,667
Disposal of leasehold improvements	¥ 1,872